Investment Securities (Tables)	12 Months Ended
Dec. 31, 2025
Investment Securities
Investment securities available for sale
(Dollars in thousands)
	December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasuries	$7,987	-	378	7,609
U.S. Government sponsored enterprises	5,545	-	343	5,202
GSE - Mortgage-backed securities	227,161	202	15,447	211,916
Private label mortgage-backed securities	42,575	153	666	42,062
State and political subdivisions	129,363	-	18,789	110,574
Total	$412,631	355	35,623	377,363
(Dollars in thousands)
	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasuries	$7,981	-	724	7,257
U.S. Government sponsored enterprises	9,243	-	511	8,732
GSE - Mortgage-backed securities	248,837	162	23,207	225,792
Private label mortgage-backed securities	43,118	74	1,425	41,767
State and political subdivisions	129,659	-	25,204	104,455
Total	$438,838	236	51,071	388,003

Unrealized losses on investments in debt securities
(Dollars in thousands)
	December 31, 2025
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasuries	$-	-	7,609	378	7,609	378
U.S. government sponsored enterprises	-	-	5,202	343	5,202	343
GSE -Mortgage-backed securities	12,247	183	188,092	15,264	200,339	15,447
Private label mortgage-backed securities	14,156	28	15,858	638	30,014	666
State and political subdivisions	-	-	110,573	18,789	110,573	18,789
Total	$26,403	211	327,334	35,412	353,737	35,623
(Dollars in thousands)
	December 31, 2024
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasuries	$-	-	7,257	724	7,257	724
U.S. government sponsored enterprises	-	-	8,732	511	8,732	511
GSE -Mortgage-backed securities	20,458	669	197,497	22,538	217,955	23,207
Private label mortgage-backed securities	4,010	9	21,727	1,416	25,737	1,425
State and political subdivisions	-	-	104,455	25,204	104,455	25,204
Total	$24,468	678	339,668	50,393	364,136	51,071

Amortized cost and estimated fair value of investment securities available for sale
December 31, 2025
(Dollars in thousands)
	Amortized Cost	Fair Value
Due within one year	$4,920	4,939
Due from one to five years	46,428	43,371
Due from five to ten years	76,038	64,473
Due after ten years	58,084	52,664
Mortgage-backed securities	227,161	211,916
Total	$412,631	377,363